Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	DIAMOND HILL FUNDS
Central Index Key	0001032423
Amendment Flag	false
Document Creation Date	Aug 30, 2013
Document Effective Date	Aug 30, 2013
Prospectus Date	Feb 28, 2013

DIAMOND HILL FUNDS

Diamond Hill Research Opportunities Fund

Classes A, C, I

Supplement Dated August 30, 2013,

to Prospectus Dated February 28, 2013

Effective September 1, 2013, the Diamond Hill Research Opportunities Fund will commence investing in foreign securities. On page 16, the first paragraph under the Principal Investment Strategy section is replaced with the following:

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. The fund may also invest in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

Additionally, on page 16, the first sentence in the third paragraph under the Principal Investment Strategy section is replaced with the following:

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price.

On page 17, the following paragraph is inserted after the second paragraph of the Main Risks section:

Foreign and Emerging Markets Risk. Investing in non-U.S. securities may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

DIAMOND HILL FUNDS

Diamond Hill Research Opportunities Fund

Class Y

Supplement Dated August 30, 2013,

to Prospectus Dated February 28, 2013

Effective September 1, 2013, the Diamond Hill Research Opportunities Fund will commence investing in foreign securities. On page 18, the first paragraph under the Principal Investment Strategy section is replaced with the following:

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. The fund may also invest in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

Additionally, on page 18, the first sentence in the third paragraph under the Principal Investment Strategy section is replaced with the following:

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price.

On page 19, the following paragraph is inserted after the second paragraph of the Main Risks section:

Foreign and Emerging Markets Risk. Investing in non-U.S. securities may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Supplement [Text Block]	dhf_SupplementTextBlock

DIAMOND HILL FUNDS

Diamond Hill Research Opportunities Fund

Classes A, C, I

Supplement Dated August 30, 2013,

to Prospectus Dated February 28, 2013

Effective September 1, 2013, the Diamond Hill Research Opportunities Fund will commence investing in foreign securities. On page 16, the first paragraph under the Principal Investment Strategy section is replaced with the following:

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. The fund may also invest in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

Additionally, on page 16, the first sentence in the third paragraph under the Principal Investment Strategy section is replaced with the following:

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price.

On page 17, the following paragraph is inserted after the second paragraph of the Main Risks section:

Foreign and Emerging Markets Risk. Investing in non-U.S. securities may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

DIAMOND HILL FUNDS

Diamond Hill Research Opportunities Fund

Class Y

Supplement Dated August 30, 2013,

to Prospectus Dated February 28, 2013

Effective September 1, 2013, the Diamond Hill Research Opportunities Fund will commence investing in foreign securities. On page 18, the first paragraph under the Principal Investment Strategy section is replaced with the following:

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. The fund may also invest in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

Additionally, on page 18, the first sentence in the third paragraph under the Principal Investment Strategy section is replaced with the following:

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price.

On page 19, the following paragraph is inserted after the second paragraph of the Main Risks section:

Foreign and Emerging Markets Risk. Investing in non-U.S. securities may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

Class A, C and I Shares | Diamond Hill Research Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dhf_SupplementTextBlock

DIAMOND HILL FUNDS

Diamond Hill Research Opportunities Fund

Classes A, C, I

Supplement Dated August 30, 2013,

to Prospectus Dated February 28, 2013

Effective September 1, 2013, the Diamond Hill Research Opportunities Fund will commence investing in foreign securities. On page 16, the first paragraph under the Principal Investment Strategy section is replaced with the following:

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. The fund may also invest in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

Additionally, on page 16, the first sentence in the third paragraph under the Principal Investment Strategy section is replaced with the following:

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price.

On page 17, the following paragraph is inserted after the second paragraph of the Main Risks section:

Foreign and Emerging Markets Risk. Investing in non-U.S. securities may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

Class Y Shares | Diamond Hill Research Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dhf_SupplementTextBlock

DIAMOND HILL FUNDS

Diamond Hill Research Opportunities Fund

Class Y

Supplement Dated August 30, 2013,

to Prospectus Dated February 28, 2013

Effective September 1, 2013, the Diamond Hill Research Opportunities Fund will commence investing in foreign securities. On page 18, the first paragraph under the Principal Investment Strategy section is replaced with the following:

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. The fund may also invest in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

Additionally, on page 18, the first sentence in the third paragraph under the Principal Investment Strategy section is replaced with the following:

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price.

On page 19, the following paragraph is inserted after the second paragraph of the Main Risks section:

Foreign and Emerging Markets Risk. Investing in non-U.S. securities may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 30, 2013